17. Equity Reserves and Dividends	12 Months Ended
Dec. 31, 2019
Equity Reserves And Dividends
Equity Reserves and Dividends

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the year must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 28, 2017, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 249,947 and the allocation of the remaining unallocated results as of December 31, 2016 to increase the voluntary reserve by 4,730,308 in order to improve the solvency of the Company.

On August 15, 2017, the Shareholders’ Meeting of the Company approved the distribution of dividends in cash amounting to ARS 0.85 per share which were paid on August 30, 2017.

On April 27, 2018, the Shareholders’ Meeting of the Company approved the increase of the legal reserve in the amount of 339,836 and approved the distribution of dividends in cash amounting to ARS 0.70 per share, which were paid on May 11, 2018, allocating the remaining unallocated results as of December 31, 2017 to increase the voluntary reserve by 5,209,393 in order to improve the solvency of the Company.

The Company absorbed all cumulative negative unappropriated retaining earnings existing as at January 1, 2017 which were a consequence of the inflation adjustment. Such negative results were absorbed with the balances of the accounts Voluntary Reserve, Special Reserve RG CNV 609, Special Reserve Resolution IGJ 7/05, Legal Reserve, Premiums, and with part of the balance of the account Adjustment to Capital Stock.

On April 30, 2019, the Shareholders’ Meeting of the Company approved i) to restore the legal reserve balance to its value prior to the absorption of the accumulated negative earnings resulting from the inflation-adjustment, which had been carried out according to the terms of RG no. 777/18 of the CNV for an amount of 2,378,736, ii) to increase the legal reserve in the amount of 1,788,955 and iii) to allocate the remaining unappropriated earnings as of December 31, 2018 to increase the voluntary reserve by 20,847,912 in order to increase the solvency of the Company.

On November 22, 2019, the Shareholders’ Meeting of the Company decided to partially deallocate the voluntary reserve and to destine the deallocated amount to the distribution of a cash dividend for an amount equivalent to ARS 0.71 per share, which was paid on December 5, 2019.

The Company has access to the foreign exchange market to pay dividends to non-resident shareholders, without the prior consent of the BCRA only to the extent that the total amount of transfers executed through the exchange market regulated by the BCRA for payment of dividends to non-resident shareholders may not exceed 30% of the total value of any new capital contributions made in the Company that had been entered and settled through such exchange market. The total amount paid to non-resident shareholders shall not exceed the corresponding amount denominated in Argentine Pesos that was determined by the related shareholders' meeting. However, as of the date of these financial statements, there are no restriction to use the cash and cash equivalents in foreign currency that the Company may pose in order to pay dividends to its shareholders.